Deferred Tax Assets and Liabilities - Changes in Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Other comprehensive income	₩ 9,259	₩ (37,575)	₩ 26,896
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	834,903	895,966
Profit or loss	116,544	(23,488)
Other comprehensive income	9,259	(37,575)
Ending balance	960,706	834,903	895,966
Gross carrying amount [member] | Other accounts receivable, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(1,190)	(2,388)
Profit or loss	(251)	1,198
Ending balance	(1,441)	(1,190)	(2,388)
Gross carrying amount [member] | Inventories, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	35,771	46,449
Profit or loss	(1,221)	(10,678)
Ending balance	34,550	35,771	46,449
Gross carrying amount [member] | Available-for-sale financial assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance		(19)
Other comprehensive income		19
Ending balance			(19)
Gross carrying amount [member] | Defined benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	10,817	58,962
Profit or loss	(17,701)	(10,551)
Other comprehensive income	9,259	(37,594)
Ending balance	2,375	10,817	58,962
Gross carrying amount [member] | Unrealised gains losses and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	34,777	9,121
Profit or loss	(5,716)	25,656
Ending balance	29,061	34,777	9,121
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	122,998	122,002
Profit or loss	60,905	996
Ending balance	183,903	122,998	122,002
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	338,860	271,252
Profit or loss	71,068	67,608
Ending balance	409,928	338,860	271,252
Gross carrying amount [member] | Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(31,027)	(33,846)
Profit or loss	9,838	2,819
Ending balance	(21,189)	(31,027)	(33,846)
Gross carrying amount [member] | Other provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	15,051	14,152
Profit or loss	11,967	899
Ending balance	27,018	15,051	14,152
Gross carrying amount [member] | Gain or loss on foreign currency translation, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	11	11
Profit or loss	2
Ending balance	13	11	11
Gross carrying amount [member] | Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	21,435	25,253
Profit or loss	6,127	(3,818)
Ending balance	27,562	21,435	25,253
Gross carrying amount [member] | Tax credits carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	287,400	385,017
Profit or loss	(18,474)	(97,617)
Ending balance	₩ 268,926	₩ 287,400	₩ 385,017